Debt (Details) - Schedule of Tabular Form of Maturities of Notes Payable - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Tabular Form of Maturities of Notes Payable [Abstract]
Remainder of 2023	$ 248,019	$ 1,549,861
2024	1,087,839	1,087,839
2025	3,700,190	3,700,190
2026	927,965	927,965
2027	968,316	968,316
Thereafter	$ 7,170,273	$ 7,167,282